Shareholder Report, Line Graph (Details) - USD ($)									12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jan. 10, 2018	Jul. 31, 2025
Clearbridge SMASh Series EM Fund
Account Value [Line Items]
Line Graph and Table Measure Name									Clearbridge SMASh Series EM Fund
Accumulated Value	$ 11,169	$ 11,116	$ 10,059	$ 13,632	$ 9,258	$ 8,272	$ 9,250	$ 10,000	$ 11,188
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World ex-U.S. Index-NR
Accumulated Value	13,064	11,903	10,495	12,386	9,693	9,629	9,854	10,000	$ 14,988
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets Index-NR
Accumulated Value	$ 11,036	$ 10,385	$ 9,585	$ 11,995	$ 9,943	$ 9,332	$ 9,539	$ 10,000	$ 12,933